UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22125

JAVELIN EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

33 Witherspoon Street, Suite 210
Princeton, NJ 08542

(Address of principal executive offices) (Zip code)

Brinton W. Frith
President
33 Witherspoon Street, Suite 210
Princeton, NJ 08542

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-609-356-0800

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2011

ITEM 1. Schedule of Investments

JETS Contrarian Opportunities Index Fund
September 30, 2011 (Unaudited)

Face Value		Value
	Short-Term Instruments - 0.7%
	Time Deposit - 0.7%
$24,235	Citibank
	0.03%, 10/03/11	$24,235
	Total Short-Term Instruments (Cost $24,235)	24,235
	Total Investments - 0.7%
	(Cost $24,235) (a)	$24,235
	Other assets, less cash and liabilities (b) - 99.3%	3,565,807
	Net Assets - 100.0%	$3,590,042

(a)	At September 30, 2011, the aggregate cost of investments for Federal income tax purposes was $24,235. The net unrealized appreciation was $0.
(b)	Other assets, less cash and liabilities include proceeds from securities transactions effected on September 29, 2011.

A description of valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See Accompanying Notes to Schedule of Investments

ITEM 1. Schedule of Investments (Continued)

Notes to Schedules of Investments (Unaudited)

Fair Value of Financial Instruments

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The following is a summary of the tiered valuation input levels, as of September 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Category	Level 1	Level 2	Level 3	Total Value at 9/30/2011
Time Deposit	$–	$24,235	$–	$24,235
Total	$–	$24,235	$–	$24,235

During the period ended September 30, 2011, there were no significant transfers between Levels 1 and 2.

The Fund utilizes a fair value calculator that monitors to determine if a fair value event has occurred.  The fair value trigger is a change in the S&P500 Index greater than or equal to 50bps.

Subsequent Events

Javelin Investment Management, LLC, the Fund’s investment adviser, has evaluated events and transactions for potential recognition or disclosure and has determined that there are no material events that would require additional disclosure through the date the schedule of investments were issued.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Javelin Exchange-Traded Trust

By: /s/ Brinton W. Frith__________
Brinton W. Frith
President (Principal Executive Officer)
Date: November 11, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brinton W. Frith__________
Brinton W. Frith
President (Principal Executive Officer)
Date: November 11, 2011

By: /s/ Brinton W. Frith__________
Brinton W. Frith
Treasurer (Principal Financial Officer)
Date: November 11, 2011